Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000143294 | Patrick Industries, Inc._1.75_2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143294 | Guidewire Software, Inc._1.25_2025-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143294 | Guess, Inc._3.75_2028-04-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143294 | Spotify USA, Inc._0_2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | Lyft, Inc._0.625_2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143294 | TripAdvisor, Inc._0.25_2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143294 | Airbnb, Inc._0_2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143294 | Micron Technology, Inc._6.75_2029-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143294 | Envestnet, Inc._0.75_2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143294 | Xerox Holdings Corporation_5.5_2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143294 | 825252406 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143294 | 30231GAT9 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | 26078JAC4 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143294 | 501044DE8 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000143294 | 760759AU4 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143294 | 23291KAG0 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000143294 | 25470DBE8 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000143294 | 534187109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000143294 | 163092AF6 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000143294 | 08265TAD1 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000143294 | InvestmentType_Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143294 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143294 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000143294 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000143294 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143295 | Laboratory Corporation of America Holdings_3.6_2025-02-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143295 | U.S. Treasury Notes_4.625_2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143295 | Timken Company (The)_4.5_2028-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143295 | U.S. Treasury Notes_4.5_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143295 | U.S. Treasury Bill_5.356_2024-08-13
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143295 | Markel Group, Inc._6_2099-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143295 | Loews Corporation_3.75_2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143295 | McKesson Corporation_0.9_2025-12-03
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143295 | Mohawk Industries, Inc._5.85_2028-09-18
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143295 | Zimmer Biomet Holdings, Inc._1.45_2024-11-22
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143295 | 825252406 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143295 | 23291KAG0 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000143295 | 0010EPAN8 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143295 | 25470DAL3 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143295 | 931427AQ1 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143295 | 37045XBT2 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143295 | 49338LAE3 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000143295 | 489170AE0 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143295 | 91282CKP5 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000143295 | 709599BH6 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143295 | 12612DAM8 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000143295 | InvestmentType_Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143295 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143295 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000143295 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143295 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%